Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

December 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 51.3%
Information Technology – 14.9%
Communications Equipment – 0.1%
Calix, Inc.(a)	3,610	$125,881
F5, Inc.(a)	1,199	301,512
Lumentum Holdings, Inc.(a)	2,600	218,270

		645,663

Electronic Equipment, Instruments & Components – 0.4%
Avnet, Inc.	3,179	166,325
Belden, Inc.	1,233	138,848
CDW Corp./DE	4,555	792,752
Coherent Corp.(a)	1,702	161,231
Fabrinet(a)	650	142,922
Novanta, Inc.(a)	923	141,007
TD SYNNEX Corp.	1,980	232,214

		1,775,299

Semiconductors & Semiconductor Equipment – 6.2%
Amkor Technology, Inc.	6,620	170,068
Astera Labs, Inc.(a)	872	115,496
Broadcom, Inc.	26,295	6,096,233
FormFactor, Inc.(a)	4,785	210,540
KLA Corp.	2,030	1,279,144
MACOM Technology Solutions Holdings, Inc.(a)	1,382	179,536
NVIDIA Corp.	106,378	14,285,502
NXP Semiconductors NV	10,716	2,227,320
QUALCOMM, Inc.	5,114	785,613
Semtech Corp.(a)	3,351	207,259
Synaptics, Inc.(a)	990	75,557
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	8,007	1,581,302

		27,213,570

Software – 5.8%
ACI Worldwide, Inc.(a)	2,850	147,944
Adobe, Inc.(a)	5,071	2,254,972
Clearwater Analytics Holdings, Inc. - Class A(a)	7,405	203,786
CommVault Systems, Inc.(a)	620	93,564
CyberArk Software Ltd.(a)	578	192,561
Gen Digital, Inc.	5,037	137,913
Gitlab, Inc. - Class A(a)	3,227	181,841
HubSpot, Inc.(a)	1,699	1,183,812
Klaviyo, Inc. - Class A(a)	4,341	179,023
Manhattan Associates, Inc.(a)	921	248,891
Microsoft Corp.(b)	36,683	15,461,885
Monday.com Ltd.(a)	543	127,844
Nutanix, Inc. - Class A(a)	3,024	185,008
Oracle Corp.	23,051	3,841,219
Procore Technologies, Inc.(a)	2,589	193,994
PTC, Inc.(a)	576	105,909
Samsara, Inc. - Class A(a)	3,722	162,614
ServiceNow, Inc.(a)	745	789,789

		25,692,569

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.(b)	39,665	$9,932,909
Western Digital Corp.(a)	9,595	572,150

		10,505,059

		65,832,160

Financials – 7.1%
Banks – 1.8%
Bank of America Corp.	61,593	2,707,012
BankUnited, Inc.	4,719	180,124
Comerica, Inc.	3,349	207,136
First BanCorp./Puerto Rico	9,406	174,858
First Citizens BancShares, Inc./NC - Class A	115	242,997
First Hawaiian, Inc.	8,711	226,050
Texas Capital Bancshares, Inc.(a)	2,155	168,521
Webster Financial Corp.	3,518	194,264
Wells Fargo & Co.	51,034	3,584,628
Wintrust Financial Corp.	1,950	243,185
Zions Bancorp NA	3,741	202,949

		8,131,724

Capital Markets – 1.9%
Cboe Global Markets, Inc.	1,030	201,262
Charles Schwab Corp. (The)	44,153	3,267,764
Goldman Sachs Group, Inc. (The)	6,492	3,717,449
Invesco Ltd.	12,706	222,101
Jefferies Financial Group, Inc.	2,782	218,109
PJT Partners, Inc. - Class A	1,096	172,960
Stifel Financial Corp.	3,768	399,709
TPG, Inc.	2,803	176,140

		8,375,494

Financial Services – 2.3%
Fiserv, Inc.(a)	9,554	1,962,583
NCR Atleos Corp.(a)	7,290	247,277
Shift4 Payments, Inc. - Class A(a)	1,947	202,060
Visa, Inc. - Class A	23,855	7,539,134
Walker & Dunlop, Inc.	1,682	163,507

		10,114,561

Insurance – 1.1%
American Financial Group, Inc./OH	1,747	239,217
Hanover Insurance Group, Inc. (The)	1,293	199,975
Kemper Corp.	1,440	95,673
Kinsale Capital Group, Inc.	455	211,634
Progressive Corp. (The)	11,316	2,711,427
Ryan Specialty Holdings, Inc.	2,754	176,697
Willis Towers Watson PLC	3,447	1,079,738

		4,714,361

		31,336,140

Company	Shares	U.S. $ Value

Health Care – 6.1%
Biotechnology – 1.1%
Akero Therapeutics, Inc.(a)	1,754	$48,796
Apogee Therapeutics, Inc.(a)	1,268	57,440
ARS Pharmaceuticals, Inc.(a)	3,790	39,985
Ascendis Pharma A/S (ADR)(a)	453	62,365
Blueprint Medicines Corp.(a)	962	83,906
Bridgebio Pharma, Inc.(a)	2,485	68,188
CG oncology, Inc.(a)	1,518	43,536
Cytokinetics, Inc.(a)	1,317	61,952
Denali Therapeutics, Inc.(a)	3,055	62,261
Halozyme Therapeutics, Inc.(a)	1,782	85,197
Insmed, Inc.(a)	1,782	123,029
Legend Biotech Corp. (ADR)(a)	1,494	48,615
MoonLake Immunotherapeutics(a)	1,015	54,962
Natera, Inc.(a)	1,784	282,407
Neurocrine Biosciences, Inc.(a)	1,096	149,604
Newamsterdam Pharma Co. NV(a)	1,867	47,982
Regeneron Pharmaceuticals, Inc.(a)	1,584	1,128,331
Ultragenyx Pharmaceutical, Inc.(a)	1,555	65,419
Vaxcyte, Inc.(a)	1,449	118,615
Vertex Pharmaceuticals, Inc.(a)	4,729	1,904,368
Viking Therapeutics, Inc.(a)	1,296	52,151
Xenon Pharmaceuticals, Inc.(a)	1,405	55,076

		4,644,185

Health Care Equipment & Supplies – 1.0%
AtriCure, Inc.(a)	3,869	118,237
Avantor, Inc.(a)	8,405	177,093
Edwards Lifesciences Corp.(a)	12,526	927,300
Glaukos Corp.(a)	712	106,757
Integra LifeSciences Holdings Corp.(a)	4,490	101,833
Masimo Corp.(a)	973	160,837
Medtronic PLC	31,787	2,539,146
Teleflex, Inc.	956	170,149

		4,301,352

Health Care Providers & Services – 1.6%
AMN Healthcare Services, Inc.(a)	2,191	52,409
BrightSpring Health Services, Inc.(a)	5,952	101,362
Encompass Health Corp.	2,702	249,530
Labcorp Holdings, Inc.	5,884	1,349,319
Pediatrix Medical Group, Inc.(a)	9,385	123,131
PROCEPT BioRobotics Corp.(a)	1,639	131,972
UnitedHealth Group, Inc.	10,309	5,214,911

		7,222,634

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 1.4%
ICON PLC(a)	1,132	$237,392
IQVIA Holdings, Inc.(a)	12,702	2,496,070
Repligen Corp.(a)	1,076	154,880
Thermo Fisher Scientific, Inc.	3,397	1,767,221
Waters Corp.(a)	4,646	1,723,573

		6,379,136

Pharmaceuticals – 1.0%
Intra-Cellular Therapies, Inc.(a)	1,378	115,091
Merck & Co., Inc.	15,292	1,521,248
Roche Holding AG (Sponsored ADR)	45,462	1,585,714
Zoetis, Inc.	7,498	1,221,649

		4,443,702

		26,991,009

Communication Services – 5.7%
Diversified Telecommunication Services – 0.5%
Comcast Corp. - Class A	58,061	2,179,029

Entertainment – 0.6%
Walt Disney Co. (The)	23,474	2,613,830

Interactive Media & Services – 4.0%
Alphabet, Inc. - Class C(b)	55,641	10,596,272
Meta Platforms, Inc. - Class A	12,259	7,177,767

		17,774,039

Media – 0.1%
Criteo SA (Sponsored ADR)(a)	4,466	176,675
Nexstar Media Group, Inc.	1,022	161,445

		338,120

Wireless Telecommunication Services – 0.5%
T-Mobile US, Inc.	11,761	2,596,006

		25,501,024

Industrials – 4.9%
Aerospace & Defense – 0.1%
Axon Enterprise, Inc.(a)	194	115,298
Curtiss-Wright Corp.	485	172,112
Howmet Aerospace, Inc.	1,014	110,901
Moog, Inc. - Class A	1,026	201,958
Standardaero, Inc.(a)	3,327	82,377

		682,646

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	2,735	282,580

Building Products – 0.5%
Armstrong World Industries, Inc.	1,373	194,046
AZEK Co., Inc. (The)(a)	4,012	190,450
Builders FirstSource, Inc.(a)	620	88,616
Carlisle Cos., Inc.	332	122,455
Lennox International, Inc.	464	282,715
Otis Worldwide Corp.	14,331	1,327,194

		2,205,476

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 0.1%
ABM Industries, Inc.	3,764	$192,641
MillerKnoll, Inc.	7,927	179,071
Tetra Tech, Inc.	3,377	134,540

		506,252

Construction & Engineering – 0.2%
Comfort Systems USA, Inc.	626	265,462
Fluor Corp.(a)	4,220	208,130
Granite Construction, Inc.	2,157	189,190
MasTec, Inc.(a)	1,548	210,745
WillScot Holdings Corp.(a)	5,685	190,163

		1,063,690

Electrical Equipment – 1.2%
BWX Technologies, Inc.	1,548	172,432
Eaton Corp. PLC	8,841	2,934,063
GE Vernova, Inc.	5,982	1,967,659
Regal Rexnord Corp.	1,340	207,874

		5,282,028

Ground Transportation – 0.8%
ArcBest Corp.	2,115	197,372
CSX Corp.	85,401	2,755,890
Saia, Inc.(a)	442	201,433
XPO, Inc.(a)	1,841	241,447

		3,396,142

Industrial Conglomerates – 0.3%
Honeywell International, Inc.	5,344	1,207,156

Machinery – 1.3%
Crane Co.	1,051	159,489
Deere & Co.	3,554	1,505,830
Gates Industrial Corp. PLC(a)	10,120	208,168
ITT, Inc.	1,301	185,887
John Bean Technologies Corp.	1,795	228,145
Middleby Corp. (The)(a)	1,718	232,703
Oshkosh Corp.	1,943	184,721
PACCAR, Inc.	17,571	1,827,736
Pentair PLC	10,536	1,060,343

		5,593,022

Marine Transportation – 0.0%
Kirby Corp.(a)	1,348	142,618

Professional Services – 0.2%
Booz Allen Hamilton Holding Corp.	4,646	597,940
FTI Consulting, Inc.(a)	675	129,013
Robert Half, Inc.	3,037	213,987
WNS Holdings Ltd.(a)	2,650	125,584

		1,066,524

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.1%
Core & Main, Inc. - Class A(a)	3,940	$200,585
Herc Holdings, Inc.	450	85,199

		285,784

		21,713,918

Consumer Discretionary – 4.8%
Automobile Components – 0.1%
Adient PLC(a)	8,890	153,175
BorgWarner, Inc.	7,275	231,272

		384,447

Broadline Retail – 2.1%
Amazon.com, Inc.(a)	42,154	9,248,166
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,687	185,114

		9,433,280

Diversified Consumer Services – 0.1%
ADT, Inc.	29,106	201,123
Duolingo, Inc.(a)	640	207,507

		408,630

Hotels, Restaurants & Leisure – 0.6%
Dine Brands Global, Inc.	2,410	72,541
DraftKings, Inc. - Class A(a)	4,395	163,494
Hyatt Hotels Corp. - Class A	5,382	844,866
Starbucks Corp.	13,181	1,202,766
Viking Holdings Ltd.(a)	7,615	335,517
Wingstop, Inc.	682	193,825

		2,813,009

Household Durables – 0.1%
NVR, Inc.(a)	12	98,147
SharkNinja, Inc.(a)	1,915	186,444
Taylor Morrison Home Corp.(a)	2,403	147,088

		431,679

Leisure Products – 0.1%
Brunswick Corp./DE	2,660	172,049

Specialty Retail – 1.2%
AutoNation, Inc.(a)	1,320	224,189
AutoZone, Inc.(a)	440	1,408,880
Bath & Body Works, Inc.	7,377	286,006
Burlington Stores, Inc.(a)	575	163,910
Group 1 Automotive, Inc.	571	240,665
Home Depot, Inc. (The)	7,376	2,869,190
RH(a)	369	145,235

		5,338,075

Textiles, Apparel & Luxury Goods – 0.5%
Birkenstock Holding PLC(a)	2,959	167,657
Crocs, Inc.(a)	1,867	204,493
Deckers Outdoor Corp.(a)	913	185,421
NIKE, Inc. - Class B	15,747	1,191,575

Company	Shares	U.S. $ Value

PVH Corp.	1,578	$166,873
Tapestry, Inc.	4,972	324,821

		2,240,840

		21,222,009

Consumer Staples – 2.8%
Beverages – 0.7%
Coca-Cola Co. (The)	30,050	1,870,913
Constellation Brands, Inc. - Class A	6,086	1,345,006

		3,215,919

Consumer Staples Distribution & Retail – 1.5%
BJ’s Wholesale Club Holdings, Inc.(a)	2,830	252,861
Costco Wholesale Corp.	1,634	1,497,185
Walmart, Inc.	54,349	4,910,432

		6,660,478

Food Products – 0.1%
Freshpet, Inc.(a)	1,189	176,103
Nomad Foods Ltd.	11,510	193,138

		369,241

Household Products – 0.5%
Procter & Gamble Co. (The)	11,668	1,956,140

Personal Care Products – 0.0%
BellRing Brands, Inc.(a)	2,287	172,302

		12,374,080

Energy – 1.8%
Energy Equipment & Services – 0.6%
Baker Hughes Co.	58,995	2,419,975
TechnipFMC PLC	2,925	84,650

		2,504,625

Oil, Gas & Consumable Fuels – 1.2%
Cameco Corp. (New York)	28,609	1,470,216
Chevron Corp.	3,969	574,870
EOG Resources, Inc.	22,310	2,734,760
HF Sinclair Corp.	1,675	58,709
Magnolia Oil & Gas Corp. - Class A	8,020	187,507
Matador Resources Co.	3,896	219,189
Northern Oil and Gas, Inc.	5,030	186,915

		5,432,166

		7,936,791

Materials – 1.3%
Chemicals – 1.2%
Avient Corp.	4,390	179,375
Corteva, Inc.	29,800	1,697,408
Element Solutions, Inc.	4,994	126,998
Linde PLC	4,095	1,714,454
LyondellBasell Industries NV - Class A	23,675	1,758,342

		5,476,577

Company	Shares	U.S. $ Value

Containers & Packaging – 0.1%
Graphic Packaging Holding Co.	8,060	$218,909

		5,695,486

Real Estate – 1.1%
Diversified REITs – 0.0%
Broadstone Net Lease, Inc. - Class A	5,820	92,305

Hotel & Resort REITs – 0.0%
Ryman Hospitality Properties, Inc.	1,422	148,371

Industrial REITs – 0.5%
First Industrial Realty Trust, Inc.	2,922	146,480
Prologis, Inc.	18,253	1,929,342
STAG Industrial, Inc.	5,180	175,188

		2,251,010

Office REITs – 0.0%
COPT Defense Properties	6,740	208,603

Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.(a)	1,010	255,671

Residential REITs – 0.1%
Independence Realty Trust, Inc.	11,770	233,517

Specialized REITs – 0.4%
CubeSmart	2,379	101,940
Digital Realty Trust, Inc.	8,392	1,488,154

		1,590,094

		4,779,571

Utilities – 0.8%
Electric Utilities – 0.5%
American Electric Power Co., Inc.	16,687	1,539,042
IDACORP, Inc.	2,101	229,597
Portland General Electric Co.	1,319	57,535
TXNM Energy, Inc.	3,681	180,995

		2,007,169

Multi-Utilities – 0.3%
Ameren Corp.	16,001	1,426,329

		3,433,498

Total Common Stocks (cost $113,468,472)		226,815,686

INVESTMENT COMPANIES – 36.9%
Funds and Investment Trusts – 36.9%(c) (d)
AB All Market Real Return Portfolio - Class Z	3,638,392	32,090,620
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	1,328,240	15,540,403
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	7,491,013	95,360,589
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	969,814	11,618,372
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	314,951	8,500,531

Total Investment Companies (cost $135,146,702)		163,110,515

	Notional Amount		U.S. $ Value

PURCHASED OPTIONS - PUTS – 2.2%
Options on Equity Indices – 2.2%
Euro STOXX 50 Index Expiration: Sep 2025; Contracts: 7,240; Exercise Price: EUR 4,200.00; Counterparty: UBS AG(a)	EUR	30,408,000	$634,706
Euro STOXX 50 Index Expiration: Sep 2025; Contracts: 1,810; Exercise Price: EUR 4,200.00; Counterparty: UBS AG(a)	EUR	7,602,000	158,677
FTSE 100 Index Expiration: Oct 2025; Contracts: 1,610; Exercise Price: GBP 7,200.00; Counterparty: UBS AG(a)	GBP	11,592,000	202,240
FTSE 100 Index Expiration: Oct 2025; Contracts: 280; Exercise Price: GBP 7,200.00; Counterparty: UBS AG(a)	GBP	2,016,000	35,172
Nikkei 225 Index Expiration: Dec 2025; Contracts: 90,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG(a)	JPY	2,790,000,000	445,291
Nikkei 225 Index Expiration: Dec 2025; Contracts: 22,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG(a)	JPY	682,000,000	108,849
S&P 500 Index Expiration: Nov 2025; Contracts: 56,000; Exercise Price: USD 5,150.00; Counterparty: UBS AG(a)	USD	288,400,000	6,780,879
S&P 500 Index Expiration: Nov 2025; Contracts: 11,700; Exercise Price: USD 5,150.00; Counterparty: UBS AG(a)	USD	60,255,000	1,416,719

Total Purchased Options - Puts (premiums paid $8,742,189)			9,782,533

	Shares

SHORT-TERM INVESTMENTS – 11.7%
Investment Companies – 11.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.43%(c) (d) (e) (cost $51,476,931)		51,476,931	51,476,931

Total Investments – 102.1% (cost $308,834,294)(f)			451,185,665
Other assets less liabilities – (2.1)%			(9,089,552)

Net Assets – 100.0%			$442,096,113

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Euro Buxl 30 Yr Bond Futures	19	March 2025	$2,611,294	$(168,884)
Euro STOXX 50 Index Futures	443	March 2025	22,398,002	(393,062)
Euro-BOBL Futures	95	March 2025	11,598,099	(148,682)
Euro-Bund Futures	75	March 2025	10,366,784	(238,593)
Hang Seng Index Futures	3	January 2025	387,947	3,289
Long Gilt Futures	154	March 2025	17,815,961	(545,043)
MSCI Emerging Markets Futures	73	March 2025	3,919,370	(144,510)
MSCI Singapore IX ETS Futures	14	January 2025	382,843	(800)
Nikkei 225 (OSE) Futures	16	March 2025	4,057,326	68,833
OMXS 30 Index Futures	28	January 2025	628,389	(15,578)
S&P 500 E-Mini Futures	365	March 2025	108,327,438	(3,063,419)
TOPIX Index Futures	94	March 2025	16,646,922	293,754
U.S. T-Note 2 Yr (CBT) Futures	315	March 2025	64,766,953	29,141
U.S. T-Note 10 Yr (CBT) Futures	667	March 2025	72,536,250	(779,594)
U.S. Ultra Bond (CBT) Futures	146	March 2025	17,360,313	(1,023,478)
Sold Contracts
10 Yr Australian Bond Futures	73	March 2025	5,100,087	66,054
10 Yr Canadian Bond Futures	67	March 2025	5,714,891	64,524
10 Yr Japan Bond (OSE) Futures	6	March 2025	5,411,039	7,030
E-Mini Russell 2000 Futures	55	March 2025	6,186,950	351,359
FTSE 100 Index Futures	137	March 2025	14,030,397	102,808
S&P Mid 400 E-Mini Futures	14	March 2025	4,405,380	206,076
S&P/TSX 60 Index Futures	44	March 2025	9,091,711	154,676
SPI 200 Futures	46	March 2025	5,799,687	93,189

				$(5,080,910)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	23,793	USD	29,792	01/16/2025	$8,780
Bank of America, NA	USD	23,185	GBP	18,068	01/16/2025	(567,266)
Bank of America, NA	AUD	18,032	USD	11,685	02/05/2025	523,259
Bank of America, NA	NOK	35,733	USD	3,214	02/05/2025	75,451
Bank of America, NA	NZD	9,187	USD	5,359	02/05/2025	218,281
Bank of America, NA	SEK	16,292	USD	1,477	02/05/2025	1,703
Bank of America, NA	USD	6,317	CAD	8,849	02/05/2025	(153,313)
Bank of America, NA	USD	9,402	NZD	16,077	02/05/2025	(405,433)
Bank of America, NA	USD	4,725	SEK	51,534	02/05/2025	(58,914)
Bank of America, NA	USD	3,114	JPY	475,951	02/21/2025	(73,160)
Barclays Bank PLC	USD	11,448	GBP	9,027	01/16/2025	(148,548)
Barclays Bank PLC	AUD	24,439	USD	15,536	02/05/2025	409,364
Barclays Bank PLC	NOK	44,007	USD	3,965	02/05/2025	99,488

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	SEK	17,303	USD	1,586	02/05/2025	$19,611
Citibank, NA	USD	14,139	GBP	11,270	01/16/2025	(32,528)
Citibank, NA	AUD	1,493	USD	956	02/05/2025	31,509
Citibank, NA	USD	7,497	CAD	10,559	02/05/2025	(142,641)
Deutsche Bank AG	CAD	5,943	USD	4,290	02/05/2025	149,850
Deutsche Bank AG	NOK	47,625	USD	4,281	02/05/2025	97,176
Deutsche Bank AG	USD	25,815	CAD	36,742	02/05/2025	(223,373)
Deutsche Bank AG	USD	10,196	NOK	113,036	02/05/2025	(266,392)
Deutsche Bank AG	USD	15,767	JPY	2,402,908	02/21/2025	(413,780)
Deutsche Bank AG	EUR	17,812	USD	18,738	02/27/2025	244,066
Goldman Sachs Bank USA	USD	3,178	GBP	2,511	01/16/2025	(34,559)
Goldman Sachs Bank USA	CAD	9,224	USD	6,674	02/05/2025	249,155
Goldman Sachs Bank USA	SEK	67,436	USD	6,156	02/05/2025	50,031
HSBC Bank USA	CAD	27,402	USD	19,642	02/05/2025	555,510
HSBC Bank USA	NZD	2,101	USD	1,215	02/05/2025	39,159
JPMorgan Chase Bank, NA	USD	24,861	AUD	38,264	02/05/2025	(1,176,345)
Morgan Stanley Capital Services LLC	USD	1,481	SEK	16,292	02/05/2025	(5,818)
State Street Bank & Trust Co.	NOK	1,368	USD	124	02/05/2025	3,480
State Street Bank & Trust Co.	SEK	1,648	USD	149	02/05/2025	173
State Street Bank & Trust Co.	USD	123	NOK	1,368	02/05/2025	(2,996)
UBS AG	AUD	8,452	USD	5,493	02/05/2025	261,205
UBS AG	CHF	20,015	USD	22,577	02/27/2025	394,355

						$(273,460)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	1,157	03/21/2025	$(14,490)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of December 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $150,095,568 and gross unrealized depreciation of investments was $(13,113,057), resulting in net unrealized appreciation of $136,982,511.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

December 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$226,815,686	$—	$—	$226,815,686
Investment Companies	163,110,515	—	—	163,110,515
Purchased Options - Puts	—	9,782,533	—	9,782,533
Short-Term Investments	51,476,931	—	—	51,476,931

Total Investments in Securities	441,403,132	9,782,533	—	451,185,665
Other Financial Instruments(b):
Assets:
Futures	1,440,733	—	—	1,440,733
Forward Currency Exchange Contracts	—	3,431,606	—	3,431,606
Liabilities:
Futures	(6,521,643)	—	—	(6,521,643)
Forward Currency Exchange Contracts	—	(3,705,066)	—	(3,705,066)
Total Return Swaps	—	(14,490)	—	(14,490)

Total	$436,322,222	$9,494,583	$—	$445,816,805

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2024 is as follows:

							Distributions
Fund	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 12/31/2024 (000)	Dividend Income (000)	Realized Gains (000)
AB Bond Fund, Inc. - AB All Market Real Return Portfolio	$33,711	$823	$0	$0	$(2,443)	$32,091	$823	$0
Bernstein Fund, Inc. - International Small Cap Portfolio	16,750	409	0	0	(1,619)	15,540	409	16,750
Bernstein Fund, Inc. - International Strategic Equities Portfolio	99,889	2,279	0	0	(6,807)	95,361	2,278	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	11,926	1,531	0	0	(1,839)	11,618	1,531	11,926
AB Government Money Market Portfolio	50,443	65,462	64,428	0	0	51,477	790	50,443
Sanford C. Bernstein Fund, Inc. - AB Emerging Markets Portfolio	8,978	193	0	0	(670)	8,501	193	0
Total	$221,697	$70,697	$64,428	$0	$(13,378)	$214,588	$6,024	$71,119